SHARE-BASED COMPENSATION PLANS (Details Textual) - Equity-settled transaction [Member] S/ in Millions	12 Months Ended
	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)
Share based compensation plans [Line Items]
Description of vesting requirements for share-based payment arrangement	awarded shares are liberated in the three following years for up to 33.3 percent of the shares granted in each of the three previous years
Number of share options granted in share-based payment arrangement	119,840	140,812	140,498
Number of share options outstanding in share-based payment arrangement	260,548	276,011	277,436
Expense from share-based payment transactions with employees	S/ 65.5	S/ 62.0	S/ 73.9